Taxation - Unrecognized Deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Amount
Unrecognized deferred tax assets [Line Items]
Deductible Temporary Difference	$ 59,925	$ 7,997
Tax Losses	215,425	169,731
Tax Credits	9,636	9,120
Total	284,986	186,848
Tax Effected
Unrecognized deferred tax assets [Line Items]
Deductible Temporary Difference	16,224	1,679
Tax Losses	46,982	36,273
Tax Credits	9,636	9,120
Total	$ 72,843	$ 47,072